Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended				0 Months Ended				0 Months Ended						0 Months Ended							0 Months Ended
	Jan. 18, 2012	Jan. 31, 2012	Jan. 03, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member]	Nov. 14, 2011 East Texas System [Member]	Apr. 30, 2009 East Texas System [Member]	Mar. 30, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Feb. 27, 2012 Southeast Texas [Member]	Jan. 18, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Jan. 18, 2012 Discovery Mainline [Member]	Jan. 18, 2012 Keathley Canyon Connector [Member]	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member]	Nov. 04, 2011 East Texas System [Member]	Apr. 30, 2009 East Texas System [Member]	Jul. 31, 2007 East Texas System [Member]	Mar. 30, 2012 Consideration For The Termination Of A Fee-Based Storage Arrangement [Member] Southeast Texas [Member]	Mar. 30, 2012 To Mitigate A Portion Of Our Currently Anticipated Commodity Price Risk [Member] Southeast Texas [Member]
Subsequent Events [Line Items]
Tenure of term loan			2
Principal amount of borrowings			$ 135.0
Percentage of Business Acquired						49.90%			25.10%	66.67%	66.67%			33.33%	66.67%					49.90%
Business acquisition cash paid						165.0				240.0		240.0	240.0	150.0						165.0
Business acquisition amount financed										192.0
Business acquisition purchase price deficit										29.6
Business acquisition remaining amount financed										48.0
Business acquisition derivatives issued										39.5													24.6	14.9
Unamortized discount				0.2
Effective date of acquisition						January 3, 2012
Issuance of common units				727,520
Ownership interest percentage							50.10%	50.10%	25.10%									49.90%	50.10%		25.10%	25.00%
Total capital expenditure	$ 600.0
Construct pipeline	215
Diameter of Connector, in inches																30	20
Percentage of ownership in Southeast Texas										33.33%				33.33%	33.33%
Quarterly distribution declared per unit		$ 0.65
Throughput volume	400
Number of shares issues										1,000,417
Senior notes percentage				3.25%	3.25%